Income Tax - Tax carry forwards, Unrecognized Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax
Tax operating loss carry forwards	$ 207,795,259	$ 188,155,208
PRC
Income Tax
Undistributed earnings	92,757,472
Provision for Chinese dividend withholding taxes	$ 0
Preferential withholding tax rate (as a percent)	5.00%
PRC | Minimum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 4,637,874
Withholding income tax rate for dividends distributed (as a percent)	5.00%
PRC | Maximum
Income Tax
Deferred income tax liability for the undistributed earnings	$ 9,275,747
Withholding income tax rate for dividends distributed (as a percent)	10.00%